Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Carried at Fair Value on a Recurring Basis
Assets and liabilities carried at fair value on a recurring basis at December 31, 2014 and 2013, including financial instruments which the Corporation accounts for under the fair value option, are summarized in the following tables.

	December 31, 2014
	Fair Value Measurements
(Dollars in millions)	Level 1	Level 2	Level 3	Netting Adjustments (1)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$62,182	$—	$—	$62,182
Trading account assets:
U.S. government and agency securities (2)	33,470	17,549	—	—	51,019
Corporate securities, trading loans and other	243	31,699	3,270	—	35,212
Equity securities	33,518	22,488	352	—	56,358
Non-U.S. sovereign debt	20,348	15,332	574	—	36,254
Mortgage trading loans and ABS	—	10,879	2,063	—	12,942
Total trading account assets	87,579	97,947	6,259	—	191,785
Derivative assets (3)	4,957	972,977	6,851	(932,103)	52,682
AFS debt securities:
U.S. Treasury and agency securities	67,413	2,182	—	—	69,595
Mortgage-backed securities:
Agency	—	165,039	—	—	165,039
Agency-collateralized mortgage obligations	—	14,248	—	—	14,248
Non-agency residential	—	4,175	279	—	4,454
Commercial	—	4,000	—	—	4,000
Non-U.S. securities	3,191	3,029	10	—	6,230
Corporate/Agency bonds	—	368	—	—	368
Other taxable securities	20	9,104	1,667	—	10,791
Tax-exempt securities	—	8,950	599	—	9,549
Total AFS debt securities	70,624	211,095	2,555	—	284,274
Other debt securities carried at fair value:
U.S. Treasury and agency securities	1,541	—	—	—	1,541
Mortgage-backed securities:
Agency	—	15,704	—	—	15,704
Non-agency residential	—	3,745	—	—	3,745
Non-U.S. securities	13,270	1,862	—	—	15,132
Other taxable securities	—	299	—	—	299
Total other debt securities carried at fair value	14,811	21,610	—	—	36,421
Loans and leases	—	6,698	1,983	—	8,681
Mortgage servicing rights	—	—	3,530	—	3,530
Loans held-for-sale	—	6,628	173	—	6,801
Other assets	11,581	1,381	911	—	13,873
Total assets (4)	$189,552	$1,380,518	$22,262	$(932,103)	$660,229
Liabilities
Interest-bearing deposits in U.S. offices	$—	$1,469	$—	$—	$1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	35,357	—	—	35,357
Trading account liabilities:
U.S. government and agency securities	18,514	446	—	—	18,960
Equity securities	24,679	3,670	—	—	28,349
Non-U.S. sovereign debt	16,089	3,625	—	—	19,714
Corporate securities and other	189	6,944	36	—	7,169
Total trading account liabilities	59,471	14,685	36	—	74,192
Derivative liabilities (3)	4,493	969,502	7,771	(934,857)	46,909
Short-term borrowings	—	2,697	—	—	2,697
Accrued expenses and other liabilities	10,795	1,250	10	—	12,055
Long-term debt	—	34,042	2,362	—	36,404
Total liabilities (4)	$74,759	$1,059,002	$10,179	$(934,857)	$209,083

(1)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(2)	Includes $17.2 billion of government-sponsored enterprise obligations.

(3)	For further disaggregation of derivative assets and liabilities, see Note 2 – Derivatives.

(4)
During 2014, the Corporation reclassified certain assets and liabilities within its fair value hierarchy based on a review of its inputs used to measure fair value. Accordingly, approximately $4.1 billion of assets related to U.S. government and agency securities, non-U.S. government securities and equity derivatives, and $570 million of liabilities related to equity derivatives were transferred from Level 1 to Level 2.

	December 31, 2013
	Fair Value Measurements
(Dollars in millions)	Level 1	Level 2	Level 3	Netting Adjustments (1)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$68,656	$—	$—	$68,656
Trading account assets:
U.S. government and agency securities (2)	34,222	14,625	—	—	48,847
Corporate securities, trading loans and other	1,147	27,746	3,559	—	32,452
Equity securities	41,324	22,741	386	—	64,451
Non-U.S. sovereign debt	24,357	12,399	468	—	37,224
Mortgage trading loans and ABS	—	13,388	4,631	—	18,019
Total trading account assets	101,050	90,899	9,044	—	200,993
Derivative assets (3)	2,374	910,602	7,277	(872,758)	47,495
AFS debt securities:
U.S. Treasury and agency securities	6,591	2,363	—	—	8,954
Mortgage-backed securities:
Agency	—	164,935	—	—	164,935
Agency-collateralized mortgage obligations	—	22,492	—	—	22,492
Non-agency residential	—	6,239	—	—	6,239
Commercial	—	2,480	—	—	2,480
Non-U.S. securities	3,698	3,415	107	—	7,220
Corporate/Agency bonds	—	873	—	—	873
Other taxable securities	20	12,963	3,847	—	16,830
Tax-exempt securities	—	5,122	806	—	5,928
Total AFS debt securities	10,309	220,882	4,760	—	235,951
Other debt securities carried at fair value:
U.S. Treasury and agency securities	4,062	—	—	—	4,062
Mortgage-backed securities:
Agency	—	16,500	—	—	16,500
Agency-collateralized mortgage obligations	—	218	—	—	218
Commercial	—	749	—	—	749
Non-U.S. securities	7,457	3,858	—	—	11,315
Total other debt securities carried at fair value	11,519	21,325	—	—	32,844
Loans and leases	—	6,985	3,057	—	10,042
Mortgage servicing rights	—	—	5,042	—	5,042
Loans held-for-sale	—	5,727	929	—	6,656
Other assets	14,474	1,912	1,669	—	18,055
Total assets (4)	$139,726	$1,326,988	$31,778	$(872,758)	$625,734
Liabilities
Interest-bearing deposits in U.S. offices	$—	$1,899	$—	$—	$1,899
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	26,500	—	—	26,500
Trading account liabilities:
U.S. government and agency securities	26,915	348	—	—	27,263
Equity securities	23,874	3,711	—	—	27,585
Non-U.S. sovereign debt	20,755	1,387	—	—	22,142
Corporate securities and other	518	5,926	35	—	6,479
Total trading account liabilities	72,062	11,372	35	—	83,469
Derivative liabilities (3)	1,968	896,907	7,501	(868,969)	37,407
Short-term borrowings	—	1,520	—	—	1,520
Accrued expenses and other liabilities	10,130	1,093	10	—	11,233
Long-term debt	—	45,045	1,990	—	47,035
Total liabilities (4)	$84,160	$984,336	$9,536	$(868,969)	$209,063

(1)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(2)	Includes $15.6 billion of government-sponsored enterprise obligations.

(3)	For further disaggregation of derivative assets and liabilities, see Note 2 – Derivatives.

(4)
During 2013, $500 million of other assets were transferred from Level 1 to Level 2 primarily due to a restriction that became effective for a private equity investment that was subsequently sold once the restriction was lifted.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2014, 2013 and 2012, including net realized and unrealized gains (losses) included in earnings and accumulated OCI.

Level 3 – Fair Value Measurements (1)

	2014
				Gross
(Dollars in millions)	Balance January 1 2014	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2014
Trading account assets:
U.S. government and agency securities	$—	$—	$—	$87	$(87)	$—	$—	$—	$—	$—
Corporate securities, trading loans and other	3,559	180	—	1,675	(857)	—	(938)	1,275	(1,624)	3,270
Equity securities	386	—	—	104	(86)	—	(16)	146	(182)	352
Non-U.S. sovereign debt	468	30	—	120	(34)	—	(19)	11	(2)	574
Mortgage trading loans and ABS	4,631	199	—	1,643	(1,259)	—	(585)	39	(2,605)	2,063
Total trading account assets	9,044	409	—	3,629	(2,323)	—	(1,558)	1,471	(4,413)	6,259
Net derivative assets (2)	(224)	463	—	823	(1,738)	—	(432)	28	160	(920)
AFS debt securities:
Non-agency residential MBS	—	(2)	—	11	—	—	—	270	—	279
Non-U.S. securities	107	(7)	(11)	241	—	—	(147)	—	(173)	10
Corporate/Agency bonds	—	—	—	—	—	—	—	93	(93)	—
Other taxable securities	3,847	9	(8)	154	—	—	(1,381)	—	(954)	1,667
Tax-exempt securities	806	8	—	—	(16)	—	(235)	36	—	599
Total AFS debt securities	4,760	8	(19)	406	(16)	—	(1,763)	399	(1,220)	2,555
Loans and leases (3, 4)	3,057	69	—	—	(3)	699	(1,591)	25	(273)	1,983
Mortgage servicing rights (4)	5,042	(1,231)	—	—	(61)	707	(927)	—	—	3,530
Loans held-for-sale (3)	929	45	—	59	(725)	23	(216)	83	(25)	173
Other assets (5)	1,669	(98)	—	—	(430)	—	(245)	39	(24)	911
Trading account liabilities – Corporate securities and other	(35)	1	—	10	(13)	—	—	(9)	10	(36)
Accrued expenses and other liabilities (3)	(10)	2	—	—	—	(3)	—	—	1	(10)
Long-term debt (3)	(1,990)	49	—	169	—	(615)	540	(1,581)	1,066	(2,362)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $6.9 billion and derivative liabilities of $7.8 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of private equity investments and certain long-term fixed-rate margin loans that are accounted for under the fair value option.

Level 3 – Fair Value Measurements (1)

	2012
				Gross
(Dollars in millions)	Balance January 1 2012	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2012
Trading account assets:
Corporate securities, trading loans and other (2)	$6,880	$195	$—	$2,798	$(4,556)	$—	$(1,077)	$436	$(950)	$3,726
Equity securities	544	31	—	201	(271)	—	27	90	(77)	545
Non-U.S. sovereign debt	342	8	—	388	(359)	—	(5)	—	(21)	353
Mortgage trading loans and ABS (2)	3,689	215	—	2,574	(1,536)	—	(678)	844	(173)	4,935
Total trading account assets	11,455	449	—	5,961	(6,722)	—	(1,733)	1,370	(1,221)	9,559
Net derivative assets (3)	5,866	(221)	—	893	(1,012)	—	(3,328)	(269)	(461)	1,468
AFS debt securities:
Mortgage-backed securities:
Agency	37	—	—	—	—	—	(4)	—	(33)	—
Non-agency residential	860	(69)	19	—	(306)	—	(2)	—	(502)	—
Non-agency commercial	40	—	—	—	(24)	—	(6)	—	—	10
Corporate/Agency bonds	162	(2)	—	(2)	—	—	(39)	—	(27)	92
Other taxable securities	4,265	23	26	3,196	(28)	—	(3,345)	—	(209)	3,928
Tax-exempt securities	2,648	61	20	—	(133)	—	(1,535)	—	—	1,061
Total AFS debt securities	8,012	13	65	3,194	(491)	—	(4,931)	—	(771)	5,091
Loans and leases (4, 5)	2,744	334	—	564	(1,520)	—	(274)	450	(11)	2,287
Mortgage servicing rights (5)	7,378	(430)	—	—	(122)	374	(1,484)	—	—	5,716
Loans held-for-sale (4)	3,387	352	—	794	(834)	—	(414)	80	(632)	2,733
Other assets (6)	4,235	(54)	—	109	(1,039)	270	(381)	—	(11)	3,129
Trading account liabilities – Corporate securities and other	(114)	4	—	116	(136)	—	80	(68)	54	(64)
Short-term borrowings (4)	—	—	—	—	—	(232)	232	—	—	—
Accrued expenses and other liabilities (4)	(14)	(4)	—	8	—	(9)	—	—	4	(15)
Long-term debt (4)	(2,943)	(307)	—	290	(33)	(259)	1,239	(2,040)	1,752	(2,301)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)
During 2012, approximately $900 million was reclassified from Trading account assets – Corporate securities, trading loans and other to Trading account assets – Mortgage trading loans and ABS. In the table above, this reclassification is presented as a sale of Trading account assets – Corporate securities, trading loans and other and as a purchase of Trading account assets – Mortgage trading loans and ABS.

(3)	Net derivatives include derivative assets of $8.1 billion and derivative liabilities of $6.6 billion.

(4)	Amounts represent instruments that are accounted for under the fair value option.

(5)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(6)	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.

Level 3 – Fair Value Measurements (1)

	2013
				Gross
(Dollars in millions)	Balance January 1 2013	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2013
Trading account assets:
Corporate securities, trading loans and other	$3,726	$242	$—	$3,848	$(3,110)	$59	$(651)	$890	$(1,445)	$3,559
Equity securities	545	74	—	96	(175)	—	(100)	70	(124)	386
Non-U.S. sovereign debt	353	50	—	122	(18)	—	(36)	2	(5)	468
Mortgage trading loans and ABS	4,935	53	—	2,514	(1,993)	—	(868)	20	(30)	4,631
Total trading account assets	9,559	419	—	6,580	(5,296)	59	(1,655)	982	(1,604)	9,044
Net derivative assets (2)	1,468	(304)	—	824	(1,467)	—	(1,362)	(10)	627	(224)
AFS debt securities:
Commercial MBS	10	—	—	—	—	—	(10)	—	—	—
Non-U.S. securities	—	5	2	1	(1)	—	—	100	—	107
Corporate/Agency bonds	92	—	4	—	—	—	—	—	(96)	—
Other taxable securities	3,928	9	15	1,055	—	—	(1,155)	—	(5)	3,847
Tax-exempt securities	1,061	3	19	—	—	—	(109)	—	(168)	806
Total AFS debt securities	5,091	17	40	1,056	(1)	—	(1,274)	100	(269)	4,760
Loans and leases (3, 4)	2,287	98	—	310	(128)	1,252	(757)	19	(24)	3,057
Mortgage servicing rights (4)	5,716	1,941	—	—	(2,044)	472	(1,043)	—	—	5,042
Loans held-for-sale (3)	2,733	62	—	8	(402)	4	(1,507)	34	(3)	929
Other assets (5)	3,129	(288)	—	46	(383)	—	(1,019)	239	(55)	1,669
Trading account liabilities – Corporate securities and other	(64)	10	—	43	(54)	(5)	—	(9)	44	(35)
Accrued expenses and other liabilities (3)	(15)	30	—	—	—	(751)	724	(1)	3	(10)
Long-term debt (3)	(2,301)	13	—	358	(4)	(172)	258	(1,331)	1,189	(1,990)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $7.3 billion and derivative liabilities of $7.5 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of private equity investments and certain long-term fixed-rate margin loans that are accounted for under the fair value option.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

Level 3 – Fair Value Measurements (1)

	2012
				Gross
(Dollars in millions)	Balance January 1 2012	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2012
Trading account assets:
Corporate securities, trading loans and other (2)	$6,880	$195	$—	$2,798	$(4,556)	$—	$(1,077)	$436	$(950)	$3,726
Equity securities	544	31	—	201	(271)	—	27	90	(77)	545
Non-U.S. sovereign debt	342	8	—	388	(359)	—	(5)	—	(21)	353
Mortgage trading loans and ABS (2)	3,689	215	—	2,574	(1,536)	—	(678)	844	(173)	4,935
Total trading account assets	11,455	449	—	5,961	(6,722)	—	(1,733)	1,370	(1,221)	9,559
Net derivative assets (3)	5,866	(221)	—	893	(1,012)	—	(3,328)	(269)	(461)	1,468
AFS debt securities:
Mortgage-backed securities:
Agency	37	—	—	—	—	—	(4)	—	(33)	—
Non-agency residential	860	(69)	19	—	(306)	—	(2)	—	(502)	—
Non-agency commercial	40	—	—	—	(24)	—	(6)	—	—	10
Corporate/Agency bonds	162	(2)	—	(2)	—	—	(39)	—	(27)	92
Other taxable securities	4,265	23	26	3,196	(28)	—	(3,345)	—	(209)	3,928
Tax-exempt securities	2,648	61	20	—	(133)	—	(1,535)	—	—	1,061
Total AFS debt securities	8,012	13	65	3,194	(491)	—	(4,931)	—	(771)	5,091
Loans and leases (4, 5)	2,744	334	—	564	(1,520)	—	(274)	450	(11)	2,287
Mortgage servicing rights (5)	7,378	(430)	—	—	(122)	374	(1,484)	—	—	5,716
Loans held-for-sale (4)	3,387	352	—	794	(834)	—	(414)	80	(632)	2,733
Other assets (6)	4,235	(54)	—	109	(1,039)	270	(381)	—	(11)	3,129
Trading account liabilities – Corporate securities and other	(114)	4	—	116	(136)	—	80	(68)	54	(64)
Short-term borrowings (4)	—	—	—	—	—	(232)	232	—	—	—
Accrued expenses and other liabilities (4)	(14)	(4)	—	8	—	(9)	—	—	4	(15)
Long-term debt (4)	(2,943)	(307)	—	290	(33)	(259)	1,239	(2,040)	1,752	(2,301)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)
During 2012, approximately $900 million was reclassified from Trading account assets – Corporate securities, trading loans and other to Trading account assets – Mortgage trading loans and ABS. In the table above, this reclassification is presented as a sale of Trading account assets – Corporate securities, trading loans and other and as a purchase of Trading account assets – Mortgage trading loans and ABS.

(3)	Net derivatives include derivative assets of $8.1 billion and derivative liabilities of $6.6 billion.

(4)	Amounts represent instruments that are accounted for under the fair value option.

(5)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(6)	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.
The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2014, 2013 and 2012, including net realized and unrealized gains (losses) included in earnings and accumulated OCI.

Level 3 – Fair Value Measurements (1)

	2014
				Gross
(Dollars in millions)	Balance January 1 2014	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2014
Trading account assets:
U.S. government and agency securities	$—	$—	$—	$87	$(87)	$—	$—	$—	$—	$—
Corporate securities, trading loans and other	3,559	180	—	1,675	(857)	—	(938)	1,275	(1,624)	3,270
Equity securities	386	—	—	104	(86)	—	(16)	146	(182)	352
Non-U.S. sovereign debt	468	30	—	120	(34)	—	(19)	11	(2)	574
Mortgage trading loans and ABS	4,631	199	—	1,643	(1,259)	—	(585)	39	(2,605)	2,063
Total trading account assets	9,044	409	—	3,629	(2,323)	—	(1,558)	1,471	(4,413)	6,259
Net derivative assets (2)	(224)	463	—	823	(1,738)	—	(432)	28	160	(920)
AFS debt securities:
Non-agency residential MBS	—	(2)	—	11	—	—	—	270	—	279
Non-U.S. securities	107	(7)	(11)	241	—	—	(147)	—	(173)	10
Corporate/Agency bonds	—	—	—	—	—	—	—	93	(93)	—
Other taxable securities	3,847	9	(8)	154	—	—	(1,381)	—	(954)	1,667
Tax-exempt securities	806	8	—	—	(16)	—	(235)	36	—	599
Total AFS debt securities	4,760	8	(19)	406	(16)	—	(1,763)	399	(1,220)	2,555
Loans and leases (3, 4)	3,057	69	—	—	(3)	699	(1,591)	25	(273)	1,983
Mortgage servicing rights (4)	5,042	(1,231)	—	—	(61)	707	(927)	—	—	3,530
Loans held-for-sale (3)	929	45	—	59	(725)	23	(216)	83	(25)	173
Other assets (5)	1,669	(98)	—	—	(430)	—	(245)	39	(24)	911
Trading account liabilities – Corporate securities and other	(35)	1	—	10	(13)	—	—	(9)	10	(36)
Accrued expenses and other liabilities (3)	(10)	2	—	—	—	(3)	—	—	1	(10)
Long-term debt (3)	(1,990)	49	—	169	—	(615)	540	(1,581)	1,066	(2,362)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $6.9 billion and derivative liabilities of $7.8 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of private equity investments and certain long-term fixed-rate margin loans that are accounted for under the fair value option.

Level 3 – Fair Value Measurements (1)

	2013
				Gross
(Dollars in millions)	Balance January 1 2013	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2013
Trading account assets:
Corporate securities, trading loans and other	$3,726	$242	$—	$3,848	$(3,110)	$59	$(651)	$890	$(1,445)	$3,559
Equity securities	545	74	—	96	(175)	—	(100)	70	(124)	386
Non-U.S. sovereign debt	353	50	—	122	(18)	—	(36)	2	(5)	468
Mortgage trading loans and ABS	4,935	53	—	2,514	(1,993)	—	(868)	20	(30)	4,631
Total trading account assets	9,559	419	—	6,580	(5,296)	59	(1,655)	982	(1,604)	9,044
Net derivative assets (2)	1,468	(304)	—	824	(1,467)	—	(1,362)	(10)	627	(224)
AFS debt securities:
Commercial MBS	10	—	—	—	—	—	(10)	—	—	—
Non-U.S. securities	—	5	2	1	(1)	—	—	100	—	107
Corporate/Agency bonds	92	—	4	—	—	—	—	—	(96)	—
Other taxable securities	3,928	9	15	1,055	—	—	(1,155)	—	(5)	3,847
Tax-exempt securities	1,061	3	19	—	—	—	(109)	—	(168)	806
Total AFS debt securities	5,091	17	40	1,056	(1)	—	(1,274)	100	(269)	4,760
Loans and leases (3, 4)	2,287	98	—	310	(128)	1,252	(757)	19	(24)	3,057
Mortgage servicing rights (4)	5,716	1,941	—	—	(2,044)	472	(1,043)	—	—	5,042
Loans held-for-sale (3)	2,733	62	—	8	(402)	4	(1,507)	34	(3)	929
Other assets (5)	3,129	(288)	—	46	(383)	—	(1,019)	239	(55)	1,669
Trading account liabilities – Corporate securities and other	(64)	10	—	43	(54)	(5)	—	(9)	44	(35)
Accrued expenses and other liabilities (3)	(15)	30	—	—	—	(751)	724	(1)	3	(10)
Long-term debt (3)	(2,301)	13	—	358	(4)	(172)	258	(1,331)	1,189	(1,990)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $7.3 billion and derivative liabilities of $7.5 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of private equity investments and certain long-term fixed-rate margin loans that are accounted for under the fair value option.

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings
The following tables summarize gains (losses) due to changes in fair value, including both realized and unrealized gains (losses), recorded in earnings for Level 3 assets and liabilities during 2014, 2013 and 2012. These amounts include gains (losses) on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2014
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other (2)	Total
Trading account assets:
Corporate securities, trading loans and other	$180	$—	$—	$180
Non-U.S. sovereign debt	30	—	—	30
Mortgage trading loans and ABS	199	—	—	199
Total trading account assets	409	—	—	409
Net derivative assets	(475)	834	104	463
AFS debt securities:
Non-agency residential MBS	—	—	(2)	(2)
Non-U.S. securities	—	—	(7)	(7)
Other taxable securities	—	—	9	9
Tax-exempt securities	—	—	8	8
Total AFS debt securities	—	—	8	8
Loans and leases (3)	—	—	69	69
Mortgage servicing rights	(6)	(1,225)	—	(1,231)
Loans held-for-sale (3)	(14)	—	59	45
Other assets	—	(79)	(19)	(98)
Trading account liabilities – Corporate securities and other	1	—	—	1
Accrued expenses and other liabilities (3)	—	—	2	2
Long-term debt (3)	78	—	(29)	49
Total	$(7)	$(470)	$194	$(283)

	2013
Trading account assets:
Corporate securities, trading loans and other	$242	$—	$—	$242
Equity securities	74	—	—	74
Non-U.S. sovereign debt	50	—	—	50
Mortgage trading loans and ABS	53	—	—	53
Total trading account assets	419	—	—	419
Net derivative assets	(1,224)	927	(7)	(304)
AFS debt securities:
Non-U.S. securities	—	—	5	5
Other taxable securities	—	—	9	9
Tax-exempt securities	—	—	3	3
Total AFS debt securities	—	—	17	17
Loans and leases (3)	—	(38)	136	98
Mortgage servicing rights	—	1,941	—	1,941
Loans held-for-sale (3)	—	2	60	62
Other assets	—	122	(410)	(288)
Trading account liabilities – Corporate securities and other	10	—	—	10
Accrued expenses and other liabilities (3)	—	30	—	30
Long-term debt (3)	45	—	(32)	13
Total	$(750)	$2,984	$(236)	$1,998

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)
Amounts included are primarily recorded in other income (loss). Equity investment gains of $86 million and $77 million recorded on net derivative assets and other assets were also included for 2014 and 2013.

(3)	Amounts represent instruments that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings (continued)

	2012
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other (2)	Total
Trading account assets:
Corporate securities, trading loans and other	$195	$—	$—	$195
Equity securities	31	—	—	31
Non-U.S. sovereign debt	8	—	—	8
Mortgage trading loans and ABS	215	—	—	215
Total trading account assets	449	—	—	449
Net derivative assets	(3,208)	2,987	—	(221)
AFS debt securities:
Non-agency residential MBS	—	—	(69)	(69)
Corporate/Agency bonds	—	—	(2)	(2)
Other taxable securities	2	—	21	23
Tax-exempt securities	—	—	61	61
Total AFS debt securities	2	—	11	13
Loans and leases (3)	—	—	334	334
Mortgage servicing rights	—	(430)	—	(430)
Loans held-for-sale (3)	—	148	204	352
Other assets	—	(74)	20	(54)
Trading account liabilities – Corporate securities and other	4	—	—	4
Accrued expenses and other liabilities (3)	—	—	(4)	(4)
Long-term debt (3)	(133)	—	(174)	(307)
Total	$(2,886)	$2,631	$391	$136

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts included are primarily recorded in other income (loss). Equity investment gains of $97 million recorded on other assets were also included for 2012.

(3)	Amounts represent instruments that are accounted for under the fair value option.

Level 3 Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date
The table below summarizes changes in unrealized gains (losses) recorded in earnings during 2014, 2013 and 2012 for Level 3 assets and liabilities that were still held at December 31, 2014, 2013 and 2012. These amounts include changes in fair value on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2014
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other (2)	Total
Trading account assets:
Corporate securities, trading loans and other	$69	$—	$—	$69
Equity securities	(8)	—	—	(8)
Non-U.S. sovereign debt	31	—	—	31
Mortgage trading loans and ABS	79	—	—	79
Total trading account assets	171	—	—	171
Net derivative assets	(276)	85	104	(87)
Loans and leases (3)	—	—	76	76
Mortgage servicing rights	(6)	(1,747)	—	(1,753)
Loans held-for-sale (3)	(14)	—	10	(4)
Other assets	—	(50)	102	52
Trading account liabilities – Corporate securities and other	1	—	—	1
Accrued expenses and other liabilities (3)	—	—	1	1
Long-term debt (3)	29	—	(37)	(8)
Total	$(95)	$(1,712)	$256	$(1,551)

	2013
Trading account assets:
Corporate securities, trading loans and other	$(130)	$—	$—	$(130)
Equity securities	40	—	—	40
Non-U.S. sovereign debt	80	—	—	80
Mortgage trading loans and ABS	(174)	—	—	(174)
Total trading account assets	(184)	—	—	(184)
Net derivative assets	(1,375)	42	(7)	(1,340)
Loans and leases (3)	—	(34)	152	118
Mortgage servicing rights	—	1,541	—	1,541
Loans held-for-sale (3)	—	6	57	63
Other assets	—	166	14	180
Long-term debt (3)	(4)	—	(32)	(36)
Total	$(1,563)	$1,721	$184	$342

	2012
Trading account assets:
Corporate securities, trading loans and other	$(19)	$—	$—	$(19)
Equity securities	17	—	—	17
Non-U.S. sovereign debt	20	—	—	20
Mortgage trading loans and ABS	36	—	—	36
Total trading account assets	54	—	—	54
Net derivative assets	(2,782)	456	—	(2,326)
AFS debt securities – Other taxable securities	2	—	—	2
Loans and leases (3)	—	—	214	214
Mortgage servicing rights	—	(1,100)	—	(1,100)
Loans held-for-sale (3)	—	112	168	280
Other assets	—	(71)	50	(21)
Trading account liabilities – Corporate securities and other	4	—	—	4
Accrued expenses and other liabilities (3)	—	—	(2)	(2)
Long-term debt (3)	(136)	—	(173)	(309)
Total	$(2,858)	$(603)	$257	$(3,204)

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)
Amounts included are primarily recorded in other income (loss). Equity investment gains of $170 million and $53 million recorded on net derivative assets and other assets were included for 2014 and 2013, and gains of $141 million recorded on other assets were included for 2012.

(3)	Amounts represent instruments that are accounted for under the fair value option.

Fair Value Inputs, Assets, Quantitative Information
The following tables present information about significant unobservable inputs related to the Corporation’s material categories of Level 3 financial assets and liabilities at December 31, 2014 and 2013.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2014

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$2,030	Discounted cash flow, Market comparables	Yield	0% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	483		Prepayment speed	0% to 35% CPR	14%
Loans and leases	1,374		Default rate	2% to 15% CDR	7%
Loans held-for-sale	173		Loss severity	26% to 100%	34%
Commercial loans, debt securities and other	$7,203	Discounted cash flow, Market comparables	Yield	0% to 40%	9%
Trading account assets – Corporate securities, trading loans and other	3,224		Enterprise value/EBITDA multiple	0x to 30x	6x
Trading account assets – Non-U.S. sovereign debt	574		Prepayment speed	1% to 30%	12%
Trading account assets – Mortgage trading loans and ABS	1,580		Default rate	1% to 5%	4%
AFS debt securities – Other taxable securities	1,216		Loss severity	25% to 40%	38%
Loans and leases	609		Duration	0 years to 5 years	3 years
			Price	$0 to $107	$76
Auction rate securities	$1,096	Discounted cash flow, Market comparables	Price	$60 to $100	$95
Trading account assets – Corporate securities, trading loans and other	46
AFS debt securities – Other taxable securities	451
AFS debt securities – Tax-exempt securities	599
Structured liabilities
Long-term debt	$(2,362)	Industry standard derivative pricing (2, 3)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
			Long-dated volatilities (IR)	0% to 2%	1%
Net derivative assets
Credit derivatives	$22	Discounted cash flow, Stochastic recovery correlation model	Yield	0% to 25%	14%
			Upfront points	0 points to 100 points	65 points
			Spread to index	25 bps to 450 bps	119 bps
			Credit correlation	24% to 99%	51%
			Prepayment speed	3% to 20% CPR	11%
			Default rate	4% CDR	n/a
			Loss severity	35%	n/a
Equity derivatives	$(1,560)	Industry standard derivative pricing (2)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
Commodity derivatives	$141	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$2/MMBtu to $7/MMBtu	$5/MMBtu
			Correlation	82% to 93%	90%
			Volatilities	16% to 98%	35%
Interest rate derivatives	$477	Industry standard derivative pricing (3)	Correlation (IR/IR)	11% to 99%	55%
			Correlation (FX/IR)	-48% to 40%	-5%
			Long-dated inflation rates	0% to 3%	1%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(920)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 107: Trading account assets – Corporate securities, trading loans and other of $3.3 billion, Trading account assets – Non-U.S. sovereign debt of $574 million, Trading account assets – Mortgage trading loans and ABS of $2.1 billion, AFS debt securities – Other taxable securities of $1.7 billion, AFS debt securities – Tax-exempt securities of $599 million, Loans and leases of $2.0 billion and LHFS of $173 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
EBITDA = Earnings before interest, taxes, depreciation and amortization
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange
n/a = not applicable

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2013

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$3,443	Discounted cash flow, Market comparables	Yield	2% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	363		Prepayment speed	0% to 35% CPR	9%
Loans and leases	2,151		Default rate	1% to 20% CDR	6%
Loans held-for-sale	929		Loss severity	21% to 80%	35%
Commercial loans, debt securities and other	$12,135	Discounted cash flow, Market comparables	Yield	0% to 45%	5%
Trading account assets – Corporate securities, trading loans and other	3,462		Enterprise value/EBITDA multiple	0x to 24x	7x
Trading account assets – Non-U.S. sovereign debt	468		Prepayment speed	5% to 40%	19%
Trading account assets – Mortgage trading loans and ABS	4,268		Default rate	1% to 5%	4%
AFS debt securities – Other taxable securities	3,031		Loss severity	25% to 42%	36%
Loans and leases	906		Duration	1 year to 5 years	4 years
Auction rate securities	$1,719	Discounted cash flow, Market comparables	Projected tender price/Refinancing level	60% to 100%	96%
Trading account assets – Corporate securities, trading loans and other	97
AFS debt securities – Other taxable securities	816
AFS debt securities – Tax-exempt securities	806
Structured liabilities
Long-term debt	$(1,990)	Industry standard derivative pricing (2, 3)	Equity correlation	18% to 98%	70%
			Long-dated equity volatilities	4% to 63%	27%
			Long-dated volatilities (IR)	0% to 2%	1%
Net derivative assets
Credit derivatives	$808	Discounted cash flow, Stochastic recovery correlation model	Yield	3% to 25%	14%
			Upfront points	0 points to 100 points	63 points
			Spread to index	-1,407 bps to 1,741 bps	91 bps
			Credit correlation	14% to 99%	47%
			Prepayment speed	3% to 40% CPR	13%
			Default rate	1% to 5% CDR	3%
			Loss severity	20% to 42%	35%
Equity derivatives	$(1,596)	Industry standard derivative pricing (2)	Equity correlation	18% to 98%	70%
			Long-dated equity volatilities	4% to 63%	27%
Commodity derivatives	$6	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$3/MMBtu to $11/MMBtu	$6/MMBtu
			Correlation	47% to 89%	81%
			Volatilities	9% to 109%	30%
Interest rate derivatives	$558	Industry standard derivative pricing (3)	Correlation (IR/IR)	24% to 99%	60%
			Correlation (FX/IR)	-30% to 40%	-4%
			Long-dated inflation rates	0% to 3%	2%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(224)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 108: Trading account assets – Corporate securities, trading loans and other of $3.6 billion, Trading account assets – Non-U.S. sovereign debt of $468 million, Trading account assets – Mortgage trading loans and ABS of $4.6 billion, AFS debt securities – Other taxable securities of $3.8 billion, AFS debt securities – Tax-exempt securities of $806 million, Loans and leases of $3.1 billion and LHFS of $929 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
EBITDA = Earnings before interest, taxes, depreciation and amortization
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange

Fair Value Inputs, Liabilities, Quantitative Information
The following tables present information about significant unobservable inputs related to the Corporation’s material categories of Level 3 financial assets and liabilities at December 31, 2014 and 2013.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2014

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$2,030	Discounted cash flow, Market comparables	Yield	0% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	483		Prepayment speed	0% to 35% CPR	14%
Loans and leases	1,374		Default rate	2% to 15% CDR	7%
Loans held-for-sale	173		Loss severity	26% to 100%	34%
Commercial loans, debt securities and other	$7,203	Discounted cash flow, Market comparables	Yield	0% to 40%	9%
Trading account assets – Corporate securities, trading loans and other	3,224		Enterprise value/EBITDA multiple	0x to 30x	6x
Trading account assets – Non-U.S. sovereign debt	574		Prepayment speed	1% to 30%	12%
Trading account assets – Mortgage trading loans and ABS	1,580		Default rate	1% to 5%	4%
AFS debt securities – Other taxable securities	1,216		Loss severity	25% to 40%	38%
Loans and leases	609		Duration	0 years to 5 years	3 years
			Price	$0 to $107	$76
Auction rate securities	$1,096	Discounted cash flow, Market comparables	Price	$60 to $100	$95
Trading account assets – Corporate securities, trading loans and other	46
AFS debt securities – Other taxable securities	451
AFS debt securities – Tax-exempt securities	599
Structured liabilities
Long-term debt	$(2,362)	Industry standard derivative pricing (2, 3)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
			Long-dated volatilities (IR)	0% to 2%	1%
Net derivative assets
Credit derivatives	$22	Discounted cash flow, Stochastic recovery correlation model	Yield	0% to 25%	14%
			Upfront points	0 points to 100 points	65 points
			Spread to index	25 bps to 450 bps	119 bps
			Credit correlation	24% to 99%	51%
			Prepayment speed	3% to 20% CPR	11%
			Default rate	4% CDR	n/a
			Loss severity	35%	n/a
Equity derivatives	$(1,560)	Industry standard derivative pricing (2)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
Commodity derivatives	$141	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$2/MMBtu to $7/MMBtu	$5/MMBtu
			Correlation	82% to 93%	90%
			Volatilities	16% to 98%	35%
Interest rate derivatives	$477	Industry standard derivative pricing (3)	Correlation (IR/IR)	11% to 99%	55%
			Correlation (FX/IR)	-48% to 40%	-5%
			Long-dated inflation rates	0% to 3%	1%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(920)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 107: Trading account assets – Corporate securities, trading loans and other of $3.3 billion, Trading account assets – Non-U.S. sovereign debt of $574 million, Trading account assets – Mortgage trading loans and ABS of $2.1 billion, AFS debt securities – Other taxable securities of $1.7 billion, AFS debt securities – Tax-exempt securities of $599 million, Loans and leases of $2.0 billion and LHFS of $173 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
EBITDA = Earnings before interest, taxes, depreciation and amortization
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange
n/a = not applicable

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2013

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$3,443	Discounted cash flow, Market comparables	Yield	2% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	363		Prepayment speed	0% to 35% CPR	9%
Loans and leases	2,151		Default rate	1% to 20% CDR	6%
Loans held-for-sale	929		Loss severity	21% to 80%	35%
Commercial loans, debt securities and other	$12,135	Discounted cash flow, Market comparables	Yield	0% to 45%	5%
Trading account assets – Corporate securities, trading loans and other	3,462		Enterprise value/EBITDA multiple	0x to 24x	7x
Trading account assets – Non-U.S. sovereign debt	468		Prepayment speed	5% to 40%	19%
Trading account assets – Mortgage trading loans and ABS	4,268		Default rate	1% to 5%	4%
AFS debt securities – Other taxable securities	3,031		Loss severity	25% to 42%	36%
Loans and leases	906		Duration	1 year to 5 years	4 years
Auction rate securities	$1,719	Discounted cash flow, Market comparables	Projected tender price/Refinancing level	60% to 100%	96%
Trading account assets – Corporate securities, trading loans and other	97
AFS debt securities – Other taxable securities	816
AFS debt securities – Tax-exempt securities	806
Structured liabilities
Long-term debt	$(1,990)	Industry standard derivative pricing (2, 3)	Equity correlation	18% to 98%	70%
			Long-dated equity volatilities	4% to 63%	27%
			Long-dated volatilities (IR)	0% to 2%	1%
Net derivative assets
Credit derivatives	$808	Discounted cash flow, Stochastic recovery correlation model	Yield	3% to 25%	14%
			Upfront points	0 points to 100 points	63 points
			Spread to index	-1,407 bps to 1,741 bps	91 bps
			Credit correlation	14% to 99%	47%
			Prepayment speed	3% to 40% CPR	13%
			Default rate	1% to 5% CDR	3%
			Loss severity	20% to 42%	35%
Equity derivatives	$(1,596)	Industry standard derivative pricing (2)	Equity correlation	18% to 98%	70%
			Long-dated equity volatilities	4% to 63%	27%
Commodity derivatives	$6	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$3/MMBtu to $11/MMBtu	$6/MMBtu
			Correlation	47% to 89%	81%
			Volatilities	9% to 109%	30%
Interest rate derivatives	$558	Industry standard derivative pricing (3)	Correlation (IR/IR)	24% to 99%	60%
			Correlation (FX/IR)	-30% to 40%	-4%
			Long-dated inflation rates	0% to 3%	2%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(224)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 108: Trading account assets – Corporate securities, trading loans and other of $3.6 billion, Trading account assets – Non-U.S. sovereign debt of $468 million, Trading account assets – Mortgage trading loans and ABS of $4.6 billion, AFS debt securities – Other taxable securities of $3.8 billion, AFS debt securities – Tax-exempt securities of $806 million, Loans and leases of $3.1 billion and LHFS of $929 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
EBITDA = Earnings before interest, taxes, depreciation and amortization
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
The amounts below represent only balances measured at fair value during 2014, 2013 and 2012, and still held as of the reporting date.

Assets Measured at Fair Value on a Nonrecurring Basis

	December 31
	2014		2013
(Dollars in millions)	Level 2	Level 3	Level 2	Level 3
Assets
Loans held-for-sale	$156	$30	$2,138	$115
Loans and leases	5	4,636	18	5,240
Foreclosed properties (1)	—	1,197	12	1,258
Other assets	13	—	88	—

		Gains (Losses)
		2014	2013	2012
Assets
Loans held-for-sale		$(19)	$(71)	$(24)
Loans and leases		(1,132)	(1,104)	(3,116)
Foreclosed properties (1)		(40)	(39)	(47)
Other assets		(6)	(20)	(16)

(1)
Amounts are included in other assets on the Consolidated Balance Sheet and represent fair value of, and related losses on, foreclosed properties that were written down subsequent to their initial classification as foreclosed properties.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The table below presents information about significant unobservable inputs related to the Corporation’s nonrecurring Level 3 financial assets and liabilities at December 31, 2014 and 2013.

Quantitative Information about Nonrecurring Level 3 Fair Value Measurements

	December 31, 2014
(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Instruments backed by residential real estate assets	$4,636	Market comparables	OREO discount	0% to 28%	8%
Loans and leases	4,636		Cost to sell	7% to 14%	8%

	December 31, 2013
Instruments backed by residential real estate assets	$5,240	Market comparables	OREO discount	0% to 19%	8%
Loans and leases	5,240		Cost to sell	8%	n/a

n/a = not applicable